Document and Entity Information	Oct. 02, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	HORTON D R INC /DE/
Amendment Flag	false
Entity Central Index Key	0000882184
Document Type	8-K
Document Period End Date	Oct. 02, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-14122
Entity Tax Identification Number	75-2386963
Entity Address, Address Line One	1341 Horton Circle
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
Local Phone Number	(817) 390-8200
City Area Code	817
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	DHI
Security Exchange Name	NYSE
Senior Notesdue 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.750% Senior Notes due 2023
Trading Symbol	DHI 23A
Security Exchange Name	NYSE